CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock issued (in shares)	0	0	0
Preferred stock outstanding (in shares)	0	0	0
Common Stock par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	80,000,000	80,000,000	80,000,000
Common stock issued (in shares)	20,309,908	20,249,786	20,060,311
Common stock outstanding (in shares)	20,309,908	20,249,786	20,060,311
Treasury stock (in shares)	2,588,484	2,588,484	2,588,484